Schedule of Investments (unaudited) June 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
BWX Technologies Inc.	181	$10,252
Curtiss-Wright Corp.	126	11,249
Teledyne Technologies Inc.(a)	44	13,682
TransDigm Group Inc.	24	10,609

		45,792

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	547	41,594

Airlines — 0.6%
Copa Holdings SA, Class A, NVS	214	10,820
United Airlines Holdings Inc.(a)	670	23,189

		34,009

Banks — 0.9%
Citizens Financial Group Inc.	423	10,676
First Citizens BancShares Inc./NC, Class A	2	810
First Hawaiian Inc.	187	3,224
Popular Inc.	952	35,386
Regions Financial Corp.	47	523

		50,619

Beverages — 0.4%
Brown-Forman Corp., Class A	372	21,416

Biotechnology — 0.9%
Exelixis Inc.(a)	480	11,395
Incyte Corp.(a)	44	4,575
Ionis Pharmaceuticals Inc.(a)	159	9,375
Neurocrine Biosciences Inc.(a)	161	19,642
United Therapeutics Corp.(a)	75	9,075

		54,062

Building Products — 2.3%
Allegion PLC	37	3,782
AO Smith Corp.	97	4,571
Armstrong World Industries Inc.	262	20,426
Fortune Brands Home & Security Inc.	26	1,662
Lennox International Inc.	165	38,443
Masco Corp.	571	28,670
Trane Technologies PLC	398	35,414

		132,968

Capital Markets — 5.1%
Ameriprise Financial Inc.	184	27,607
E*TRADE Financial Corp.	310	15,416
Evercore Inc., Class A	1,314	77,421
FactSet Research Systems Inc.	41	13,467
Lazard Ltd., Class A	1,292	36,990
Legg Mason Inc.	697	34,676
LPL Financial Holdings Inc.	128	10,035
Morningstar Inc.	5	705
MSCI Inc.	229	76,445

		292,762

Chemicals — 0.9%
Axalta Coating Systems Ltd.(a)	180	4,059
Cabot Corp.	151	5,595
Celanese Corp.	82	7,080
CF Industries Holdings Inc.	118	3,321
Chemours Co. (The)	50	767
Huntsman Corp.	106	1,905
NewMarket Corp.	3	1,201

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The)	149	$20,036
WR Grace & Co.	162	8,231

		52,195

Commercial Services & Supplies — 1.0%
ADT Inc.	691	5,514
Cintas Corp.	118	31,431
IAA Inc.(a)	502	19,362
Republic Services Inc.	26	2,133

		58,440

Communications Equipment — 2.1%
Arista Networks Inc.(a)	48	10,081
Ciena Corp.(a)	353	19,119
F5 Networks Inc.(a)	126	17,574
Motorola Solutions Inc.	424	59,415
Ubiquiti Inc.	91	15,885

		122,074

Consumer Finance — 2.0%
Ally Financial Inc.	2,918	57,864
Discover Financial Services	321	16,079
OneMain Holdings Inc.	1,129	27,706
Synchrony Financial	708	15,689

		117,338

Containers & Packaging — 1.4%
Avery Dennison Corp.	361	41,186
Sealed Air Corp.	389	12,779
Silgan Holdings Inc.	554	17,944
Sonoco Products Co.	150	7,844

		79,753

Distributors — 0.8%
Pool Corp.	161	43,771

Diversified Consumer Services — 0.5%
frontdoor Inc.(a)	129	5,718
H&R Block Inc.	1,528	21,820

		27,538

Diversified Financial Services — 0.7%
Equitable Holdings Inc.	1,322	25,501
Jefferies Financial Group Inc.	367	5,707
Voya Financial Inc.	230	10,730

		41,938

Diversified Telecommunication Services — 0.2%
CenturyLink Inc.	1,327	13,310

Electric Utilities — 3.9%
Alliant Energy Corp.	45	2,153
Entergy Corp.	558	52,346
FirstEnergy Corp.	1,535	59,527
Hawaiian Electric Industries Inc.	172	6,202
Idacorp Inc.	368	32,152
NRG Energy Inc.	844	27,481
OGE Energy Corp.	161	4,888
PG&E Corp.(a)	377	3,344
Pinnacle West Capital Corp.	172	12,606
PPL Corp.	99	2,558
Xcel Energy Inc.	337	21,063

		224,320

Electrical Equipment — 1.5%
GrafTech International Ltd.	4,287	34,210
nVent Electric PLC	1,071	20,060

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation Inc.	156	$33,228

		87,498

Electronic Equipment, Instruments & Components — 2.7%
CDW Corp./DE	355	41,244
Jabil Inc.	873	28,006
Keysight Technologies Inc.(a)	284	28,621
National Instruments Corp.	125	4,839
Zebra Technologies Corp., Class A(a)	196	50,166

		152,876

Entertainment — 1.0%
Liberty Media Corp.-Liberty Formula One, Class A(a)	439	12,810
Spotify Technology SA(a)	13	3,356
Take-Two Interactive Software Inc.(a)	255	35,590
Zynga Inc., Class A(a)	662	6,316

		58,072

Equity Real Estate Investment Trusts (REITs) — 4.0%
Brixmor Property Group Inc.	2,031	26,037
Brookfield Property REIT Inc., Class A	3,680	36,653
Duke Realty Corp.	82	2,902
Equity Commonwealth	1,525	49,105
Equity Residential	199	11,705
Gaming and Leisure Properties Inc.	139	4,809
Host Hotels & Resorts Inc.	390	4,208
Kimco Realty Corp.	1,941	24,923
Outfront Media Inc.	314	4,449
Paramount Group Inc.	605	4,665
Spirit Realty Capital Inc.	173	6,031
Taubman Centers Inc.	89	3,361
VEREIT Inc.	6,687	42,997
Weingarten Realty Investors	517	9,787

		231,632

Food & Staples Retailing — 1.7%
Grocery Outlet Holding Corp.(a)	973	39,698
Kroger Co. (The)	815	27,588
Sprouts Farmers Market Inc.(a)	696	17,811
U.S. Foods Holding Corp.(a)	618	12,187

		97,284

Food Products — 1.4%
Campbell Soup Co.	345	17,122
Conagra Brands Inc.	227	7,984
Flowers Foods Inc.	642	14,355
Hershey Co. (The)	180	23,332
JM Smucker Co. (The)	8	846
Kellogg Co.	58	3,832
McCormick & Co. Inc./MD, NVS	68	12,200

		79,671

Gas Utilities — 0.4%
Atmos Energy Corp.	74	7,369
National Fuel Gas Co.	417	17,485

		24,854

Health Care Equipment & Supplies — 4.1%
Align Technology Inc.(a)	130	35,677
Envista Holdings Corp.(a)	69	1,455
Hill-Rom Holdings Inc.	159	17,455
Hologic Inc.(a)	194	11,058
IDEXX Laboratories Inc.(a)	192	63,391
Insulet Corp.(a)	147	28,556
Masimo Corp.(a)	96	21,887

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	110	$21,120
Steris PLC	119	18,260
Teleflex Inc.	52	18,927

		237,786

Health Care Providers & Services — 2.8%
Cardinal Health Inc.	207	10,803
Chemed Corp.	98	44,205
DaVita Inc.(a)	71	5,619
Encompass Health Corp.	332	20,561
Henry Schein Inc.(a)	182	10,627
McKesson Corp.	191	29,303
Molina Healthcare Inc.(a)	165	29,367
Quest Diagnostics Inc.	100	11,396

		161,881

Health Care Technology — 0.6%
Change Healthcare Inc.(a)	37	414
Veeva Systems Inc., Class A(a)	150	35,163

		35,577

Hotels, Restaurants & Leisure — 2.9%
Darden Restaurants Inc.	62	4,698
Domino’s Pizza Inc.	110	40,639
Dunkin’ Brands Group Inc.	339	22,113
Hilton Worldwide Holdings Inc.	102	7,492
Hyatt Hotels Corp., Class A	42	2,112
Planet Fitness Inc., Class A(a)	442	26,772
Six Flags Entertainment Corp.	268	5,148
Wendy’s Co. (The)	602	13,112
Wyndham Destinations Inc.	680	19,162
Yum China Holdings Inc.	576	27,688

		168,936

Household Durables — 0.9%
Garmin Ltd.	189	18,427
Newell Brands Inc.	144	2,287
NVR Inc.(a)	3	9,776
PulteGroup Inc.	623	21,201
Tempur Sealy International Inc.(a)	8	576

		52,267

Household Products — 0.7%
Church & Dwight Co. Inc.	190	14,687
Clorox Co. (The)	128	28,079

		42,766

Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The)	1,203	17,432
Vistra Energy Corp.	2,018	37,575

		55,007

Insurance — 6.4%
Alleghany Corp.	3	1,467
American Financial Group Inc./OH	549	34,840
American National Insurance Co.	113	8,144
Assurant Inc.	43	4,441
Assured Guaranty Ltd.	1,204	29,390
Athene Holding Ltd., Class A(a)	852	26,574
Brighthouse Financial Inc.(a)	903	25,121
Cincinnati Financial Corp.	7	448
CNA Financial Corp.	130	4,180
Erie Indemnity Co., Class A, NVS	58	11,130
Globe Life Inc.	237	17,593
Hanover Insurance Group Inc. (The)	198	20,063

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	536	$20,663
Loews Corp.	582	19,957
Mercury General Corp.	405	16,504
Old Republic International Corp.	414	6,752
Primerica Inc.	252	29,383
Principal Financial Group Inc.	691	28,704
RenaissanceRe Holdings Ltd.	9	1,539
Unum Group	701	11,630
White Mountains Insurance Group Ltd.	45	39,959
Willis Towers Watson PLC	59	11,620

		370,102

Interactive Media & Services — 0.7%
IAC/InterActiveCorp.(a)	49	15,846
Match Group Inc.(a)(b)	194	20,768
TripAdvisor Inc.	169	3,213

		39,827

Internet & Direct Marketing Retail — 0.8%
Etsy Inc.(a)	89	9,454
Expedia Group Inc.	243	19,975
Wayfair Inc., Class A(a)	76	15,018

		44,447

IT Services — 5.3%
Akamai Technologies Inc.(a)	45	4,819
Amdocs Ltd.	5	304
Booz Allen Hamilton Holding Corp.	1,013	78,801
Broadridge Financial Solutions Inc.	144	18,171
CACI International Inc., Class A(a)	65	14,097
Euronet Worldwide Inc.(a)	187	17,918
FleetCor Technologies Inc.(a)	20	5,031
Genpact Ltd.	294	10,737
GoDaddy Inc., Class A(a)	161	11,806
Leidos Holdings Inc.	23	2,155
MongoDB Inc.(a)	34	7,696
Okta Inc.(a)	131	26,230
Paychex Inc.	288	21,816
VeriSign Inc.(a)	372	76,941
Western Union Co. (The)	548	11,848

		308,370

Leisure Products — 0.3%
Hasbro Inc.	240	17,988

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	327	28,897
Avantor Inc.(a)	356	6,052
Bruker Corp.	257	10,455
Charles River Laboratories International Inc.(a)	41	7,148
IQVIA Holdings Inc.(a)	59	8,371
Mettler-Toledo International Inc.(a)	45	36,250
PRA Health Sciences Inc.(a)	72	7,005
Waters Corp.(a)	24	4,329

		108,507

Machinery — 3.2%
AGCO Corp.	375	20,798
Allison Transmission Holdings Inc.	1,827	67,197
Crane Co.	58	3,449
Cummins Inc.	59	10,222
Dover Corp.	197	19,022
Graco Inc.	372	17,852
Oshkosh Corp.	190	13,608

Security	Shares	Value

Machinery (continued)
PACCAR Inc.	71	$5,314
Pentair PLC	211	8,016
Toro Co. (The)	253	16,784

		182,262

Media — 0.6%
Discovery Inc., Class A(a)(b)	107	2,258
Fox Corp., Class A, NVS	134	3,594
News Corp., Class A, NVS	709	8,409
News Corp., Class B	1,052	12,571
Sirius XM Holdings Inc.(b)	1,191	6,991

		33,823

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	286	27,150
Royal Gold Inc.	29	3,605

		30,755

Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	147	1,896

Multi-Utilities — 2.1%
Ameren Corp.	613	43,131
CMS Energy Corp.	184	10,749
Consolidated Edison Inc.	200	14,386
DTE Energy Co.	241	25,908
Public Service Enterprise Group Inc.	189	9,291
WEC Energy Group Inc.	188	16,478

		119,943

Multiline Retail — 0.5%
Kohl’s Corp.	821	17,052
Nordstrom Inc.(b)	820	12,702

		29,754

Oil, Gas & Consumable Fuels — 1.6%
Apache Corp.	600	8,100
Cabot Oil & Gas Corp.	636	10,926
Devon Energy Corp.	2,472	28,033
HollyFrontier Corp.	171	4,993
Marathon Oil Corp.	4,352	26,634
Murphy Oil Corp.	486	6,707
WPX Energy Inc.(a)	653	4,166

		89,559

Personal Products — 0.7%
Herbalife Nutrition Ltd.(a)	589	26,493
Nu Skin Enterprises Inc., Class A	414	15,827

		42,320

Pharmaceuticals — 0.6%
Elanco Animal Health Inc.(a)	20	429
Horizon Therapeutics PLC(a)	407	22,621
Jazz Pharmaceuticals PLC(a)	95	10,482

		33,532

Professional Services — 0.7%
ManpowerGroup Inc.	125	8,594
Robert Half International Inc.	473	24,989
TransUnion	89	7,746

		41,329

Road & Rail — 0.2%
Landstar System Inc.	92	10,333
Old Dominion Freight Line Inc.	2	339

		10,672

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.2%
KLA Corp.	193	$37,535
Maxim Integrated Products Inc.	360	21,820
Qorvo Inc.(a)	93	10,279
Teradyne Inc.	555	46,903
Universal Display Corp.	52	7,780
Xilinx Inc.	46	4,526

		128,843

Software — 10.5%
Alteryx Inc., Class A(a)	151	24,806
Anaplan Inc.(a)	274	12,415
Ansys Inc.(a)	1	292
Aspen Technology Inc.(a)	600	62,166
Avalara Inc.(a)	102	13,575
Bill.Com Holdings Inc.(a)	152	13,712
Cadence Design Systems Inc.(a)	792	76,000
CDK Global Inc.	301	12,468
Citrix Systems Inc.	396	58,572
Dropbox Inc., Class A(a)	27	588
Dynatrace Inc.(a)	348	14,129
Fair Isaac Corp.(a)	85	35,533
Fortinet Inc.(a)	393	53,947
HubSpot Inc.(a)	214	48,011
Manhattan Associates Inc.(a)	438	41,260
Nutanix Inc., Class A(a)	247	5,855
Palo Alto Networks Inc.(a)	123	28,249
Paylocity Holding Corp.(a)	15	2,188
RingCentral Inc., Class A(a)	79	22,516
Splunk Inc.(a)	116	23,049
Synopsys Inc.(a)	135	26,325
Zscaler Inc.(a)	273	29,894

		605,550

Specialty Retail — 4.7%
AutoNation Inc.(a)(b)	8	301
AutoZone Inc.(a)	32	36,100
Best Buy Co. Inc.	683	59,605
Burlington Stores Inc.(a)	169	33,281
Dick’s Sporting Goods Inc.	371	15,308
Foot Locker Inc.	560	16,330
Gap Inc. (The)	1,171	14,778
L Brands Inc.	157	2,350
O’Reilly Automotive Inc.(a)	103	43,432
Tiffany & Co.	11	1,341
Tractor Supply Co.	105	13,838
Williams-Sonoma Inc.	439	36,002

		272,666

Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	4,231	41,167

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	367	$16,284
Pure Storage Inc., Class A(a)	42	728
Xerox Holdings Corp.(a)	1,110	16,972

		75,151

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s Inc.	181	14,607
Columbia Sportswear Co.	691	55,681
Lululemon Athletica Inc.(a)	169	52,730
PVH Corp.	130	6,246
Ralph Lauren Corp.	523	37,928
Tapestry Inc.	152	2,018

		169,210

Trading Companies & Distributors — 0.5%
HD Supply Holdings Inc.(a)	20	693
United Rentals Inc.(a)(b)	29	4,322
WW Grainger Inc.	83	26,075

		31,090

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	117	3,591

Wireless Telecommunication Services — 0.5%
Telephone and Data Systems Inc.	1,272	25,287
U.S. Cellular Corp.(a)	55	1,698

		26,985

Total Common Stocks — 99.7% (Cost: $5,267,468)		5,758,178

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	13,718	13,736

Total Short-Term Investments — 0.3% (Cost: $13,736)		13,736

Total Investments in Securities — 100.0% (Cost: $5,281,204)		5,771,914

Other Assets, Less Liabilities — 0.0%		2,502

Net Assets — 100.0%		$5,774,416

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Mid Blend Style ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/14/20	(a)	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		13,718	13,718	$13,736	$—	$(1)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		—	—	—	4	—	—

					$13,736	$4	$(1)	$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$10,575	$(118	)(b)	$10,449	0.2%

			$10,575	$(118)		$10,449

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $8 of net dividends and financing fees.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Mid Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Health Care Providers & Services
Molina Healthcare Inc. (a)	27	$4,805	46.0%

Insurance
RenaissanceRe Holdings Ltd.	33	5,644	54.0

Total Reference Entity — Long		10,449

Net Value of Reference Entity — Goldman Sachs & Co.		$10,449

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,758,178	$—	$—	$5,758,178
Money Market Funds	13,736	—	—	13,736

	$5,771,914	$—	$—	$5,771,914

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(118)	$—	$(118)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6